Revenues, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Time charter revenue	$ 179,653	$ 167,759	$ 157,663
Ballast bonus	6,397	2,382	0
Other income	1,507	1,895	2,035
Total	$ 187,557	$ 172,036	$ 159,698